DIVIDENDS	12 Months Ended
Sep. 30, 2024
Dividends
DIVIDENDS

NOTE 16 – DIVIDENDS

For the year ended September 30, 2023 and 2024, Globavend (HK) Limited, a subsidiary of the Company, approved and declared dividends of $1,474,359 and nil, respectively. As such, cash dividends of $1,474,359 and nil have been settled as of September 30, 2023 and 2024, respectively.